UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—November 30, 2020

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2020
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	3
About Your Fund’s Expenses	7
New York Municipal Money Market Fund	9
New York Long-Term Tax-Exempt Fund	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2020, Vanguard New York Long-Term Tax-Exempt Fund returned 4.73% for Investor Shares and 4.82% for Admiral Shares. These results outpaced the 3.97% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum.
•	Vanguard New York Municipal Money Market Fund returned 0.55%.
•	As the coronavirus began to spread outside of China, many governments moved to shutter nonessential businesses and institute lockdowns, leading to a swift and sharp drop in global economic activity. While volatility in the bond markets initially spiked and liquidity eroded as the pandemic spread, central banks around the world slashed interest rates and enacted stimulus programs to blunt the virus’s economic impact. By the end of the period, bond yields were lower and bond prices were higher.
•	The advisor’s disciplined approach to risk paid off in this challenging environment. The fund was fairly conservatively positioned going into 2020 as municipal bond yield spreads were tight versus U.S. Treasuries. This positioning allowed the advisor to dial up exposure to lower-quality investment-grade munis that were hit especially hard during the dramatic repricing that occurred early in the period. When those securities subsequently rebounded, the fund benefited.
•	With muni yields ending the period lower, the fund’s longer duration compared with that of its benchmark also helped relative performance. (Duration is a measure of the price sensitivity of the fund’s holdings to movements in interest rates.)
•	Taxable and tax-free money market yields declined, as the Federal Reserve cut rates to near zero.

Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.41%	13.66%	14.23%
Russell 2000 Index (Small-caps)	13.59	7.09	10.25
Russell 3000 Index (Broad U.S. market)	19.02	13.20	13.95
FTSE All-World ex US Index (International)	10.01	4.12	7.62
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.28%	5.45%	4.34%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	4.89	4.80	3.93
FTSE Three-Month U.S. Treasury Bill Index	0.72	1.59	1.16
CPI
Consumer Price Index	1.17%	1.80%	1.86%

Advisor’s Report
For the 12 months ended November 30, 2020, Vanguard New York Long-Term Tax-Exempt Fund returned 4.73% for Investor Shares and 4.82% for Admiral Shares. Those results exceeded the 3.97% return of the fund’s benchmark, the Bloomberg Barclays NY Municipal Bond Index.
As municipal bond prices rose, yields declined. The Long-Term Fund’s 30-day SEC yield fell 26 basis points to 1.56% for Investor Shares and 26 basis points to 1.64% for Admiral Shares. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard New York Municipal Money Market Fund returned 0.55%, which was more than the 0.40% average return of its peers. Yields for tax-exempt money market instruments also fell, and the fund’s 7-day SEC yield declined 99 basis points to 0.02%.
Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.
The investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020––and the aggressive efforts to contain it––which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential

Yields of Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2019	November 30, 2020
2 years	1.10%	0.15%
5 years	1.17	0.23
10 years	1.50	0.71
30 years	2.13	1.49
Source: Vanguard.

businesses were shuttered, and unemployment spiked.
Governments and central banks around the world took emergency action in the form of fiscal and monetary stimulus to blunt the impact of the pandemic on economic activity, jobs, and the functioning of the credit markets. In the United States, Congress passed a number of bills providing aid to state and local governments, companies, and workers. The U.S. Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
In March, at the height of investor pessimism, the bond market saw volatility spike and liquidity erode. Yields nevertheless ended the period lower—and prices higher—as investors sought out safer assets.
Municipal tax-exempt bond yields ended the period lower across the maturity spectrum. The average yield of U.S. 2-year AAA-rated general obligation issues slipped 95 basis points to 0.15%. The comparable 10-year yield dropped 79 basis points to 0.71%.
New York State had adopted a balanced budget for the fiscal year starting April 1, 2020—but it was hit hard by the pandemic. The state government responded to the downturn in revenues with expenditure cuts, a hiring freeze, spending controls on capital expenditures, and deferred salary increases. Additionally, state agencies have been directed to reduce operating expenditures by 10%. While a budget gap is still expected for the current fiscal year, the state’s reserves remain healthy.
New York City’s budget for fiscal year 2021 remains balanced, in part thanks to tax revenues that came in above projections and roughly $3.2 billion in aid from the federal government. The city also holds rainy day reserves in its budget stabilization account. Just after the close of the funds’ fiscal year, however, Standard & Poor’s downgraded its outlook on New York City general obligation debt, joining Moody’s and Fitch in their negative outlook amid another rise in COVID-19 infections. The severity and length of this second wave of COVID-19 infections, along with potential economic shutdowns, will put pressure on the city's credit profile, but we expect that the city will continue to closely manage expenditures, track revenues, and maintain healthy liquidity.
While there may be further credit deterioration at the state and local levels, general obligation ratings are expected to remain in the AA category. One notable downgrade during the period was to the Metropolitan Transportation Authority.
Management of the funds
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying a relatively low level of credit risk, as we viewed valuations as relatively expensive compared with historical levels. We didn’t see the pandemic coming, of course—but our defensive positioning helped mitigate the impact of the market sell-off in March and April. It also allowed us to take on more credit risk later at attractive valuations, especially in areas where the repricing seemed overdone. Neither benefit accrued to asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite elevated valuations.
New York AAA-rated municipal bonds returned 4.85% for the period, as measured by the Bloomberg Barclays New York Municipal Index. Their AA-rated counterparts returned 4.38% and A-rated munis returned 2.05%. BBB-rated munis on the lowest rung on the investment-grade credit-quality ladder returned 1.38%.
Because credit underperformed during the period, the fund’s tilt with the investment-grade funds toward high-quality securities added value, particularly during the market sell-off.
With muni yields ending the period lower, the bond fund’s longer duration compared with that of its benchmark also helped relative performance. (Duration is a measure of the price sensitivity of the fund’s holdings to movements in interest rates.)
The money market fund continued to provide investors with superior income versus peer averages, aided by prudent management and low costs.
Outlook
Risks remain: Increases in COVID-19 infections could bring new lockdown orders that would further hurt economies, and the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are better prepared now to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We continue to view munis as attractive for long-term investors. Defaults are unlikely among investment-grade munis, as issuers will be buttressed by reserves, federal aid, and other fiscal levers. The overarching trend of the next 12 to 24 months should be toward tighter spreads. Even so, the road to an economic recovery is likely to be bumpy and long, and we expect the muni market to go through some turbulence in the year ahead. Given all of this, a focus on diversification, deep research, and discipline will remain essential to investment success.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Adam M. Ferguson, CFA,
Portfolio Manager
Stephen M. McFee, CFA,
Portfolio Manager
John P. Grimes, CFA,
Portfolio Manager
Vanguard Fixed Income Group
December 17, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2020
	Beginning Account Value 5/31/2020	Ending Account Value 11/30/2020	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,000.41	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,039.54	$0.87
Admiral™ Shares	1,000.00	1,039.95	0.46
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.20	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2020
1 - 7 Days	88.4%
8 - 30 Days	3.9
31 - 60 Days	0.4
61 - 90 Days	1.9
91 - 180 Days	4.3
Over 180 Days	1.1
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (99.7%)
	Battery Park City Authority Miscellaneous Revenue VRDO	0.130%	12/3/20	1,500	1,500
[1,2]	Battery Park City NY Authority Revenue TOB VRDO	0.140%	12/7/20	25,200	25,200
	Bayport-Blue Point NY Union Free School District BAN GO	2.000%	2/5/21	12,835	12,857
[1]	BlackRock MuniYield New York Quality Fund Inc. VRDO VRDP	0.200%	12/17/20	94,900	94,900
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Social Project) VRDO	0.120%	12/7/20	2,030	2,030
[2]	Build NYC Resource Corp. Miscellaneous Revenue VRDO	0.100%	12/7/20	4,665	4,665
[2]	Delaware County NY Industrial Development Agency Health, Hospital, Nursing Home Revenue VRDO	0.200%	12/7/20	1,620	1,620
[1,2]	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	0.140%	12/7/20	6,665	6,665
[2]	Franklin County Civic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	12/7/20	4,500	4,500
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	0.130%	12/3/20	1,685	1,685
	Levittown Union Free School District	1.500%	6/25/21	15,000	15,103
	Merrick NY Union Free School District BAN GO	1.750%	2/25/21	19,900	19,932
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	0.130%	12/7/20	17,840	17,840
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.110%	12/3/20	10,110	10,110
	Nassau County Interim Finance Authority Sales Tax Revenue VRDO	0.100%	12/2/20	58,100	58,100
	Nassau County Interim Finance Authority Sales Tax Revenue VRDO	0.110%	12/2/20	6,800	6,800
[1,2]	Nassau County NY GO TOB VRDO	0.140%	12/7/20	6,000	6,000
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/7/20	4,845	4,845
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/7/20	6,880	6,880
	New Rochelle NY City School District BAN GO	1.750%	6/23/21	10,000	10,071
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.120%	12/7/20	21,995	21,995
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/2/20	9,675	9,675
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	12/2/20	750	750
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/7/20	6,090	6,090
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.200%	3/1/21	2,500	2,500

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.100%	12/2/20	19,710	19,710
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.120%	12/3/20	600	600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	14,500	14,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	12,270	12,270
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	2,500	2,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	16,380	16,380
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.120%	12/7/20	100	100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.130%	12/7/20	11,510	11,510
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	3,975	3,975
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	5,990	5,990
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	8,000	8,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	6,560	6,560
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.160%	12/7/20	3,175	3,175
[2]	New York City Industrial Development Agency Industrial Revenue VRDO	0.190%	12/7/20	935	935
[2]	New York City NY Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.130%	12/7/20	2,975	2,975
[1,2]	New York City NY GO TOB VRDO	0.120%	12/1/20	8,400	8,400
[2]	New York City NY GO VRDO	0.110%	12/2/20	4,340	4,340
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	0.150%	12/7/20	8,335	8,335
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.140%	12/3/20	10,000	10,000
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.140%	12/7/20	7,500	7,500
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.140%	12/7/20	7,500	7,500
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.150%	12/7/20	7,605	7,605
[1,2]	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.150%	12/7/20	6,665	6,665
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.120%	12/1/20	15,485	15,485
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.120%	12/1/20	7,500	7,500
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.170%	12/3/20	20,000	20,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.140%	12/7/20	3,000	3,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.150%	12/7/20	3,465	3,465
[1,2]	New York City NY Sales Tax Asset Receivable Corp.Revenue TOB VRDO	0.150%	12/7/20	5,250	5,250
[1,2]	New York City NY Sales Tax Asset Receivable Corp.Revenue TOB VRDO	0.150%	12/7/20	3,335	3,335

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	12/3/20	3,490	3,490
[1,2]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.140%	12/7/20	5,915	5,915
[1,2]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	12/7/20	8,600	8,600
[1,2]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	12/7/20	18,750	18,750
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	12/3/20	3,610	3,610
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	12/3/20	11,800	11,800
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.150%	12/3/20	1,500	1,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	12/7/20	12,170	12,170
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.140%	12/7/20	3,200	3,200
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.150%	12/7/20	7,500	7,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.150%	12/7/20	3,335	3,335
[1,2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.160%	12/3/20	18,100	18,100
[1,2]	New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	12/3/20	4,000	4,000
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	12/2/20	20,595	20,595
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	12/3/20	10,000	10,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.130%	12/3/20	6,500	6,500
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.110%	12/7/20	8,100	8,100
[2]	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.100%	12/7/20	4,025	4,025
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.110%	12/7/20	20,120	20,120
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.110%	12/7/20	21,600	21,600
	New York City Water & Sewer System Sewer Revenue VRDO	0.100%	12/1/20	2,730	2,730
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	1,140	1,140
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	3,150	3,150
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	15,055	15,055
	New York City Water & Sewer System Water Revenue VRDO	0.110%	12/3/20	31,910	31,910
	New York City Water & Sewer System Water Revenue VRDO	0.120%	12/3/20	9,865	9,865
	New York City Water & Sewer System Water Revenue VRDO	0.130%	12/3/20	37,090	37,090
	New York City Water & Sewer System Water Revenue VRDO	0.130%	12/3/20	3,845	3,845
	New York City Water & Sewer System Water Revenue VRDO	0.130%	12/3/20	2,900	2,900
	New York City Water & Sewer System Water Revenue VRDO	0.110%	12/7/20	10,425	10,425
	New York City Water & Sewer System Water Revenue VRDO	0.130%	12/7/20	20,705	20,705
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.130%	12/7/20	2,500	2,500
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.150%	12/7/20	20,000	20,000
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.150%	12/7/20	3,335	3,335
	New York Dormitory Authority Revenue VRDO	0.150%	1/6/21	9,000	9,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	0.120%	12/7/20	18,625	18,625
[1,2]	New York Liberty Development Corp. Revenue (7 World Trade Center Project) TOB VRDO	0.260%	12/7/20	8,000	8,000
[1,2]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.150%	12/7/20	9,350	9,350
[1,2]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.150%	12/7/20	12,800	12,800
[1,2]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	0.150%	12/7/20	3,330	3,330
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.310%	12/3/20	11,000	11,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/2/20	18,720	18,720
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.140%	12/2/20	15,000	15,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	20,240	20,240
[1,2]	New York NY GO TOB VRDO	0.140%	12/7/20	13,000	13,000
[1,2]	New York NY GO TOB VRDO	0.140%	12/7/20	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.140%	12/7/20	7,125	7,125
[2]	New York NY GO VRDO	0.120%	12/3/20	14,480	14,480
[2]	New York NY GO VRDO	0.120%	12/3/20	2,000	2,000
[2]	New York NY GO VRDO	0.130%	12/3/20	27,400	27,400
[2]	New York NY GO VRDO	0.130%	12/7/20	21,715	21,715
	New York NY Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.140%	12/7/20	4,300	4,300
[2]	New York State Dormitory Authority Appropriations Revenue VRDO	0.110%	12/7/20	9,845	9,845
[2]	New York State Dormitory Authority Appropriations Revenue VRDO	0.110%	12/7/20	2,350	2,350
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.100%	12/1/20	17,335	17,335
	New York State Dormitory Authority College & University Revenue VRDO	0.070%	12/1/20	30,095	30,095
	New York State Dormitory Authority College & University Revenue VRDO	0.060%	12/2/20	47,600	47,600
	New York State Dormitory Authority College & University Revenue VRDO	0.100%	12/3/20	5,400	5,400
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.110%	12/3/20	29,845	29,845
	New York State Dormitory Authority College & University Revenue VRDO	0.090%	12/7/20	4,495	4,495
	New York State Dormitory Authority College & University Revenue VRDO	0.090%	12/7/20	10,610	10,610
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.100%	12/7/20	19,005	19,005
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.110%	12/7/20	31,075	31,075
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.110%	12/7/20	12,420	12,420
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.110%	12/7/20	19,775	19,775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/2/20	81,195	81,195
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	52,100	52,862
[1,2]	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities) TOB VRDO	0.150%	12/7/20	5,820	5,820

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	0.130%	12/7/20	7,860	7,860
[1,2,4]	New York State Dormitory Authority Revenue (Montefiore Obligated Group) TOB VRDO	0.140%	12/7/20	13,270	13,270
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	12/7/20	5,000	5,000
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.140%	12/7/20	31,290	31,290
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.150%	12/7/20	7,500	7,500
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.150%	12/7/20	6,250	6,250
[1,2]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.150%	12/7/20	9,030	9,030
[1,2]	New York State Dormitory Authority Revenue (Rockefeller University) TOB VRDO	0.140%	12/7/20	3,200	3,200
[1,2]	New York State Dormitory Authority Revenue TOB VRDO	0.140%	12/7/20	7,500	7,500
[1,2]	New York State Dormitory Authority Revenue TOB VRDO	0.140%	12/7/20	25,900	25,900
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	10,000	10,106
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.150%	12/3/20	10,300	10,300
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.140%	12/7/20	19,505	19,505
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.150%	12/7/20	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.150%	12/7/20	11,250	11,250
[1,2]	New York State Dormitory Authority TOB VRDO	0.140%	12/3/20	8,400	8,400
[1,2]	New York State Dormitory Authority TOB VRDO	0.160%	12/3/20	21,870	21,870
[2]	New York State Energy Research & Development Authority Facilities Industrial Revenue VRDO	0.120%	12/7/20	48,800	48,800
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.120%	12/2/20	1,800	1,800
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.140%	12/7/20	26,100	26,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.130%	12/1/20	30,245	30,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	12/2/20	21,795	21,795
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/2/20	41,705	41,705
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.130%	12/2/20	45	45
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	16,700	16,700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	3,800	3,800
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	14,725	14,725
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	34,080	34,080
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.110%	12/7/20	9,230	9,230
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.130%	12/7/20	1,700	1,700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.150%	12/7/20	14,100	14,100
[1,2]	New York State Housing Finance Agency TOB VRDO	0.140%	12/7/20	6,665	6,665

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Mortgage Agency Homeowner MortgageRevenue TOB VRDO	0.140%	12/7/20	3,365	3,365
[1,2]	New York State Power Authority Revenue TOB VRDO	0.140%	12/7/20	5,500	5,500
[1,2]	New York State Power Authority Revenue TOB VRDO	0.150%	12/7/20	3,500	3,500
[1,2]	New York State Power Authority Revenue TOB VRDO	0.150%	12/7/20	7,785	7,785
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/21	17,025	17,232
[1,2]	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	0.150%	12/7/20	4,800	4,800
[1,2]	New York State Thruway Authority Revenue (Highway& Bridge Trust Fund) TOB VRDO	0.150%	12/3/20	8,470	8,470
[1,2]	New York State Thruway Authority Revenue TOB VRDO	0.140%	12/7/20	2,080	2,080
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.100%	12/3/20	18,730	18,730
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/21	7,500	7,592
[1,2]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.140%	12/7/20	6,580	6,580
[1,2]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.140%	12/7/20	1,760	1,760
[1,2]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.150%	12/7/20	10,300	10,300
[1,2]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.150%	12/7/20	3,750	3,750
[1,2]	New York State Urban Development Corp. Revenue TOB VRDO	0.150%	12/7/20	9,000	9,000
[1,2]	New York State Urban Development Corp. TOB VRDO	0.150%	12/3/20	13,780	13,780
[1,2]	New York State Urban Development Corp. TOB VRDO	0.150%	12/7/20	3,750	3,750
[1,2]	New York Urban Development Corp. Income Tax Revenue TOB VRDO	0.130%	12/7/20	2,435	2,435
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.140%	12/7/20	4,305	4,305
	North Hempstead NY GO	1.500%	3/26/21	15,475	15,536
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.160%	12/3/20	20,000	20,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.160%	12/3/20	5,000	5,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.160%	12/3/20	22,000	22,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.170%	12/3/20	43,700	43,700
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.200%	12/3/20	34,800	34,800
[2]	Onondaga County Industrial Development Agency Health, Hospital, Nursing Home Revenue (Syracuse Home Association Project) VRDO	0.150%	12/7/20	4,030	4,030
[1,2]	Port Authority of New York & New Jersey NY Port, Airport & Marina Revenue TOB VRDO	0.130%	12/7/20	12,815	12,815
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.150%	12/7/20	8,475	8,475
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.190%	12/7/20	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.210%	12/7/20	2,260	2,260
[1,2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.220%	12/7/20	16,515	16,515
[1,2]	Port Authority of New York & New Jersey TOB VRDO	0.160%	12/7/20	2,790	2,790
[1,2]	Regional Transportation Authority IL TOB VRDO	0.140%	12/7/20	7,500	7,500
	Rye City School District GO	1.750%	7/1/21	2,000	2,017
	Schoharie County NY BAN GO	2.000%	2/5/21	14,085	14,109
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.100%	12/1/20	22,700	22,700
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) TOB VRDO	0.290%	12/7/20	2,155	2,155
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.150%	12/3/20	695	695

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.140%	12/7/20	14,250	14,250
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.150%	12/7/20	12,000	12,000
[1,2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.260%	12/7/20	14,400	14,400
[1,2]	Utility Debt Securitization Authority New York Revenue TOB VRDO	0.140%	12/7/20	1,000	1,000
[1,2]	Utility Debt Securitization Authority New York Revenue TOB VRDO	0.140%	12/7/20	5,250	5,250
Total Tax-Exempt Municipal Bonds (Cost $2,442,677)					2,442,677
Taxable Municipal Bonds (0.3%)
New York (0.3%)
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO (Cost $6,540)	0.140%	12/7/20	6,540	6,540
Total Investments (100.0%) (Cost $2,449,217)					2,449,217
Other Assets and Liabilities—Net (0.0%)					475
Net Assets (100%)					2,449,692
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $997,120,000, representing 40.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,449,217)	2,449,217
Investment in Vanguard	106
Cash	12,758
Receivables for Investment Securities Sold	2,915
Receivables for Accrued Income	2,765
Receivables for Capital Shares Issued	3,427
Other Assets	1,180
Total Assets	2,472,368
Liabilities
Payables for Investment Securities Purchased	12,701
Payables for Capital Shares Redeemed	9,778
Payables for Distributions	3
Payables to Vanguard	194
Total Liabilities	22,676
Net Assets	2,449,692
At November 30, 2020, net assets consisted of:

Paid-in Capital	2,449,664
Total Distributable Earnings (Loss)	28
Net Assets	2,449,692

Net Assets
Applicable to 2,449,357,951 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,449,692
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	22,842
Total Income	22,842
Expenses
The Vanguard Group—Note B
Investment Advisory Services	609
Management and Administrative	3,706
Marketing and Distribution	415
Custodian Fees	9
Auditing Fees	27
Shareholders’ Reports	6
Trustees’ Fees and Expenses	2
Total Expenses	4,774
Net Investment Income	18,068
Realized Net Gain (Loss) on Investment Securities Sold	96
Net Increase (Decrease) in Net Assets Resulting from Operations	18,164

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,068	46,809
Realized Net Gain (Loss)	96	46
Net Increase (Decrease) in Net Assets Resulting from Operations	18,164	46,855
Distributions[1]
Total Distributions	(18,068)	(46,812)
Capital Share Transactions (at $1.00 per share)
Issued	1,697,703	2,104,177
Issued in Lieu of Cash Distributions	16,580	43,491
Redeemed	(2,718,313)	(1,908,137)
Net Increase (Decrease) from Capital Share Transactions	(1,004,030)	239,531
Total Increase (Decrease)	(1,003,934)	239,574
Net Assets
Beginning of Period	3,453,626	3,214,052
End of Period	2,449,692	3,453,626
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.006[1]	.014[1]	.012[1]	.007[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.006	.014	.012	.007	.003
Distributions
Dividends from Net Investment Income	(.006)	(.014)	(.012)	(.007)	(.003)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.006)	(.014)	(.012)	(.007)	(.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.55%	1.39%	1.24%	0.67%	0.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,450	$3,454	$3,214	$2,424	$2,059
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.61%	1.38%	1.24%	0.67%	0.25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

New York Municipal Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective December 4, 2020, it was announced that Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $106,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	11
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	18,068	46,812
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	18,068	46,812
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,449,217
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $540,305,000 and $998,685,000, respectively.

New York Municipal Money Market Fund
F.	Management has determined that no other events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New York Long-Term Tax-Exempt Fund Investor Shares	4.73%	4.06%	4.54%	$15,596
Bloomberg Barclays NY Municipal Bond Index	3.97	3.56	4.08	14,912
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New York Long-Term Tax-Exempt Fund Admiral Shares	4.82%	4.15%	4.63%	$78,637
Bloomberg Barclays NY Municipal Bond Index	3.97	3.56	4.08	74,560
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	76,601
See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	4.3%
1 - 3 Years	2.4
3 - 5 Years	2.2
5 - 10 Years	10.8
10 - 20 Years	44.0
20 - 30 Years	31.0
Over 30 Years	5.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.1%)
New York (98.5%)
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.120%	12/3/20	6,940	6,940
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,000	2,145
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,364
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,310
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,980
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,860
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,431
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	422
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,795
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,525
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	2,135	2,177
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,526
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,000	1,318
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,385	1,501
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,440
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,157
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,480	514
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,350	1,759
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,548
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,295

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,183
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	927
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,882
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,920
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	3,043
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	2,285	2,587
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,540
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,535
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,787
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,323
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,180	3,628
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,885
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	5,270	5,910
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	3,000	3,561
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	758
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,397
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	596
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	16
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	232
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	312
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	260
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	358
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	761
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	841
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	668
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,000	1,145
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,903
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,128
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,075
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,387
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	1,975	2,111
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,540	2,701
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,568
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/23	1,400	1,543
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/25	1,325	1,508
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/27	1,000	1,132
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	842

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	119
Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	104
Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	94
Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	165
Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	152
Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	193
Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	175
Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	580
Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,114
Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,582
Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	5.000%	8/1/29	1,000	1,132
Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	4.000%	8/1/36	1,230	1,295
Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,074
Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,421
Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,872
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	287
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	252
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,331
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	509
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	281
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,563
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	560
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	342
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	795
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,071
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	560
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	421
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	635
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	264
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	219
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	158
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	881
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	322
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,667

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,396
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	693
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	336
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,465
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,215
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,708
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/45	9,150	11,669
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,258
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,372
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,785
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,882
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,135	2,443
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,137
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,100	1,238
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,123
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	805	871
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,213
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,243
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	764
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,333
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	710
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,262
[1,3]	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	0.160%	12/3/20	4,135	4,135
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	337
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,120
[2]	Hempstead NY GO	4.000%	4/1/29	4,500	5,122
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.750%	6/1/30	450	457
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,336
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/41	2,815	2,865
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	815
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	2,061

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,388
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	779
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	426
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,958
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	546
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	1,005
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,776
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,169
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,246
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,500	4,271
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,579
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	16,919
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,270	6,337
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,316
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,587
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,368
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	12,750	15,120
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	11,000	12,235
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,500	11,204
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue, Prere.	5.250%	2/15/21	350	354
	Johnstown City School District GO	3.000%	6/15/33	1,935	2,091
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,272
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	3,400	3,659
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,202
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,751
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,550	1,669
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,273
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	938
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	12,550	14,926
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	5,202
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,311
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,926
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,868
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,418
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,906
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,726
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,090	5,463
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,717
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	1,800	2,181
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,500	6,314
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,997
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	9,175
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	4,130	4,418
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,550	19,987
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	4,015	4,874

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,412
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	4,231
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,223
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,749
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,737
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,937
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	475
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,060
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	30
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	49
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	3,025	3,672
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,299
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	91
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,500	3,009
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,099
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,423
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,065
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	564
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,090
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	191
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	850	1,019
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	12,020	14,160
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	383
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	8,875	10,427
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	717
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	810
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	193
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,773
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,306
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,963
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,980
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.090%	12/1/20	7,315	7,315
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	1,900	2,049
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	6,975	7,455
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	10,490	7,881
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	11,090	11,821
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	700	486
[1,2,3]	Metropolitan Transportation Authority NY Revenue PUT TOB	0.210%	12/7/20	5,335	5,335
[1,2,3]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.210%	12/3/20	2,975	2,975
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,070	1,132
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,120	1,173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,190
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,815
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,175	7,918

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,990	5,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	640	706
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,510	4,849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,690	4,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	5,825	6,411
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,119
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,351
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,630	3,007
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	500	556
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,132
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	328
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	7,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	4,950	5,343
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,079
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	314
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	573
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,937
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	218
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,779
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,250	3,542
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,240	1,211
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,392
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,314
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,898
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,311
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,000	3,382
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	100	108
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,000	5,233
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	2,116
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	3,172
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	5,000	5,729
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,216
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	3,860	4,648
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	11,685	13,142
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,155	2,343
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,000	5,857
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,186
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,484
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,500	18,775
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	5,000	5,831
	Metropolitan Transportation Authority Transit Revenue Transit Revenue	5.000%	11/15/43	5,000	5,799
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.100%	12/1/20	100	100
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.130%	12/3/20	5,721	5,720
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,268
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,633
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,355
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	2,103
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,291
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	1,330	1,757
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/34	1,750	2,303

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/35	1,250	1,640
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,462
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,245
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	359
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	509
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,477
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,174
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	2,064
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,502
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,919
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	678
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,906
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,633
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,147
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	1,033
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,159
	Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,647
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,652
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,693
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,617
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,320
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/30	440	599
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,486
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	500	686
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/32	600	832
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/33	450	631
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,223
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	17,500	20,378
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,862

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,187
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,100	5,213
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	329
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,264
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,287
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,200	2,773
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,232
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,000	2,294
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,415
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,000	2,037
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,757
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	1,139
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	1,137
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	1,011
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	100	110
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,949
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	8,816
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,753
[5]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	3,539
[5]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,034
[5]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	3,740
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,895
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,757
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	23,881
	Nassau County Industrial Development Agency College & University Revenue VRDO	0.100%	12/1/20	14,500	14,500
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	733
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,800
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,371
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	766

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	1,064
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	144
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,180
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	9,277
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,698
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,914
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,765
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,967
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,108
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,121
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,469
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,049
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,305
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,652
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,256
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,873
	Nassau County NY GO	5.000%	4/1/34	1,740	1,939
[1]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/4/20	7,085	7,085
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	284
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	370
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	378
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	478
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	419
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,240
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,091
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,030	2,178
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,914
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,587
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,116
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,228

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,514
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,826
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,835
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,429
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	2,605	2,900
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	15,000	16,700
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,198
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,225
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,455
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	2,000	2,111
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	590
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,387
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	500	540
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,275
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,536
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,000	3,171
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,261
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,590
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	3,000	3,250
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	17,861
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	15,000	15,623
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	430	461
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	2/15/48	5,030	5,195
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,287
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,614
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,378
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,786
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,789
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	9,314

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	5,000	5,086
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	16,099
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,446
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	4,000	4,044
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,518
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,648
[1,3]	New York City Housing Development Corp. Revenue TOB VRDO	0.140%	12/3/20	5,000	5,000
[1]	New York City Industrial Development Agency Auto Parking Revenue VRDO	0.120%	12/3/20	5,690	5,690
	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	7/1/34	4,865	5,109
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	990
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	500	617
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	1,000	1,224
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,445
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,240	1,244
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	4,317
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,761
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	2,147
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,480	4,063
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,100	3,532
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,000	10,480
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,000	8,244
[6]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.125%	1/1/29	1,620	1,628
[6]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.375%	1/1/39	4,000	4,019
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,230	1,267
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,773
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	3,076
[1,3]	New York City NY GO TOB VRDO	0.120%	12/1/20	2,900	2,900
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,605
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,215	6,488
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,977

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	4,745	5,843
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,563
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	6,267
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,304
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,784
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,683
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,000	2,366
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,766
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,197
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,750	4,766
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,428
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,323
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,860
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,783
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	4,106
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,846
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,864
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	10,000
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	719
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	16,415
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,739
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,464
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,000	5,556
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,510	13,413
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	7,255	8,552
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/43	5,000	5,879
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,500	12,930
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,500	3,079
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,637

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,410
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	7/15/47	5,000	5,240
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	9,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	6,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	4,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	12,000	14,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	4,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	12,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	11,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	4,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,500	3,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	3,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	13,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	2,500	3,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,235	2,695

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	6,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	7,000	8,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,000	4,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,960	2,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,500	2,848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,000	1,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	6,360	6,706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,900	5,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	8,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.100%	12/1/20	500	500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	12/1/20	19,385	19,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	12/1/20	3,000	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	12/1/20	3,000	3,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.250%	2/1/21	185	187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.250%	2/1/21	1,225	1,235
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,942
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	718
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	331
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	275	336
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	478
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	440
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	504
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,278

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,619
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	436
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,925
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,696
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	558
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	3,000	3,512
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	495
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,850	2,156
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	617
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	750	922
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	1,775	2,176
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,531
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	738
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,503
New York City Water & Sewer System Sewer Revenue VRDO	0.100%	12/1/20	1,520	1,520
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,545	3,040
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,633
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,618
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,610
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	10,035	11,476
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	9,324
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,602
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,924
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	3,005	3,640
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,855
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,948
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	12,396
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	12,259
New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,802
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,792
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,947
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,809
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	4,000	4,806
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,906
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	5,000	5,988
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,725
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	12,077
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	5,000	6,014
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,667
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	24,465	27,044
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	14,455	16,831
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	18,277
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,420

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	10,500	12,742
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,000	8,055
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	11,735	14,549
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	7,500	8,936
	New York City Water & Sewer System Water Revenue VRDO	0.090%	12/1/20	6,200	6,200
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	505	505
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	600	600
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	14,200	14,200
	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	12,010	12,010
[1]	New York City Water & Sewer System Water Revenue VRDO	0.100%	12/1/20	1,700	1,700
	New York City Water & Sewer System Water Revenue VRDO	0.120%	12/1/20	8,790	8,790
	New York City Water & Sewer System Water Revenue VRDO	0.120%	12/1/20	2,900	2,900
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	534
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,345	4,965
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	14,165	16,008
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	8,320	4,369
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	5,176
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	4,840	5,426
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	15,486
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	3,762
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	9,885	10,664
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/32	1,650	1,740
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,406	15,740
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,915
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/43	14,360	15,087
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	6,244
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	21,825	21,904
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	8,000	8,152
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	9,500	9,215
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,845	2,956
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,231
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	59,190	85,419
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.100%	10/1/38	4,145	4,679
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,400	3,702
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	10,010	10,825
	New York NY GO	5.000%	8/1/22	2,535	2,729
	New York NY GO	5.000%	8/1/24	2,965	3,461
	New York NY GO	5.000%	8/1/25	2,360	2,592
	New York NY GO	5.000%	8/1/26	3,140	3,802
	New York NY GO	5.000%	8/1/26	3,875	4,829
	New York NY GO	5.000%	1/1/27	3,500	4,407
	New York NY GO	5.000%	8/1/27	4,560	5,259

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	9/1/27	3,805	4,875
New York NY GO	5.000%	8/1/28	3,000	3,572
New York NY GO	5.000%	8/1/28	2,320	2,986
New York NY GO	5.000%	8/1/29	5,010	5,865
New York NY GO	5.000%	8/1/29	5,070	6,160
New York NY GO	5.000%	8/1/29	3,515	4,203
New York NY GO	5.000%	8/1/29	5,195	6,621
New York NY GO	5.000%	8/1/29	3,000	3,986
New York NY GO	5.000%	8/1/30	5,050	6,108
New York NY GO	5.000%	8/1/30	4,720	5,709
New York NY GO	5.000%	8/1/30	4,000	5,051
New York NY GO	5.000%	8/1/30	6,220	6,964
New York NY GO	5.000%	8/1/30	2,335	2,638
New York NY GO	5.000%	8/1/30	3,000	3,562
New York NY GO	5.000%	8/1/30	3,000	4,036
New York NY GO	4.000%	8/1/31	2,775	3,201
New York NY GO	5.000%	8/1/31	8,550	10,154
New York NY GO	5.000%	8/1/31	2,000	2,299
New York NY GO	5.000%	8/1/31	7,810	9,721
New York NY GO	5.000%	8/1/31	1,440	1,810
New York NY GO	5.000%	8/1/31	3,000	3,988
New York NY GO	5.000%	12/1/31	1,770	2,153
New York NY GO	5.000%	3/1/32	2,500	2,748
New York NY GO	4.000%	8/1/32	1,935	2,221
New York NY GO	5.000%	8/1/32	8,770	10,168
New York NY GO	5.000%	8/1/32	1,250	1,591
New York NY GO	5.000%	8/1/32	3,735	4,668
New York NY GO	5.000%	8/1/32	1,000	1,320
New York NY GO	5.000%	10/1/32	2,485	3,212
New York NY GO	5.000%	12/1/32	1,240	1,581
New York NY GO	3.250%	3/1/33	3,000	3,300
New York NY GO	5.000%	3/1/33	4,500	4,945
New York NY GO	5.000%	8/1/33	1,260	1,407
New York NY GO	5.000%	8/1/33	2,875	3,391
New York NY GO	5.000%	8/1/33	1,145	1,370
New York NY GO	5.000%	8/1/33	1,000	1,266
New York NY GO	5.000%	8/1/33	1,645	2,156
New York NY GO	4.000%	8/1/34	4,535	5,286
New York NY GO	4.000%	8/1/34	3,500	4,253
New York NY GO	5.000%	8/1/34	2,000	2,524
New York NY GO	5.000%	8/1/34	2,260	2,852
New York NY GO	5.000%	8/1/34	1,125	1,470
New York NY GO	5.000%	12/1/34	5,000	6,328
New York NY GO	5.000%	8/1/35	2,000	2,603
New York NY GO	4.000%	10/1/35	1,000	1,193
New York NY GO	5.000%	10/1/35	1,945	2,397
New York NY GO	5.000%	12/1/35	2,500	3,006
New York NY GO	4.000%	3/1/36	1,500	1,795
New York NY GO	5.000%	6/1/36	910	1,057
New York NY GO	4.000%	8/1/36	2,500	2,837
New York NY GO	4.000%	8/1/36	6,385	7,679
New York NY GO	5.000%	10/1/36	5,000	6,142
New York NY GO	5.000%	10/1/36	2,590	3,292
New York NY GO	5.000%	10/1/36	10	10
New York NY GO	5.000%	3/1/37	3,500	4,481

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	3/1/37	6,790	7,455
	New York NY GO	5.000%	3/1/37	7,500	9,239
	New York NY GO	4.000%	8/1/37	2,070	2,479
	New York NY GO	5.000%	8/1/37	4,000	4,744
	New York NY GO	4.000%	10/1/37	1,500	1,772
	New York NY GO	5.000%	3/1/38	7,500	9,218
	New York NY GO	5.000%	3/1/38	2,000	2,554
	New York NY GO	5.000%	4/1/38	1,000	1,231
	New York NY GO	4.000%	8/1/38	5,000	5,874
	New York NY GO	5.000%	8/1/38	10,000	11,836
	New York NY GO	5.000%	8/1/38	3,430	4,413
	New York NY GO	5.000%	10/1/38	6,500	7,959
	New York NY GO	5.000%	10/1/38	2,910	3,676
	New York NY GO	4.000%	3/1/39	1,050	1,134
	New York NY GO	5.000%	3/1/39	5,315	6,515
	New York NY GO	5.000%	3/1/39	2,000	2,545
	New York NY GO	4.000%	8/1/39	3,280	3,905
	New York NY GO	4.000%	10/1/39	4,000	4,700
	New York NY GO	5.000%	10/1/39	2,220	2,797
	New York NY GO	5.000%	10/1/39	8,910	10,918
	New York NY GO	4.000%	8/1/40	1,155	1,371
	New York NY GO	4.000%	10/1/40	3,000	3,516
	New York NY GO	4.000%	8/1/41	2,035	2,408
	New York NY GO	3.000%	10/1/41	2,250	2,392
	New York NY GO	4.000%	10/1/41	6,000	6,823
	New York NY GO	4.000%	12/1/41	1,215	1,403
	New York NY GO	5.000%	12/1/41	10,815	12,831
	New York NY GO	4.000%	3/1/42	1,500	1,761
	New York NY GO	4.000%	8/1/42	7,000	8,137
	New York NY GO	5.000%	8/1/42	2,365	3,006
	New York NY GO	5.000%	10/1/42	3,000	3,747
	New York NY GO	4.000%	12/1/42	3,835	4,416
	New York NY GO	5.000%	3/1/43	5,500	6,922
	New York NY GO	5.000%	4/1/43	5,000	6,073
	New York NY GO	5.000%	8/1/43	4,020	4,995
	New York NY GO	5.000%	8/1/43	2,340	2,967
	New York NY GO	5.000%	10/1/43	3,000	3,739
	New York NY GO	4.000%	12/1/43	1,835	2,042
	New York NY GO	4.000%	12/1/43	2,415	2,775
	New York NY GO	4.000%	3/1/44	2,000	2,336
	New York NY GO	4.000%	8/1/44	9,205	10,647
	New York NY GO	3.000%	10/1/44	3,000	3,163
	New York NY GO	3.000%	3/1/45	2,000	2,111
	New York NY GO	5.000%	4/1/45	5,000	6,043
	New York NY GO	3.500%	4/1/46	3,000	3,244
	New York NY GO	4.000%	3/1/50	525	607
	New York NY GO VRDO	0.100%	12/1/20	3,600	3,600
	New York NY GO VRDO	0.100%	12/1/20	1,770	1,770
	New York NY GO VRDO	0.100%	12/1/20	2,100	2,100
	New York NY GO VRDO	0.100%	12/1/20	1,600	1,600
	New York NY GO VRDO	0.120%	12/1/20	3,100	3,100
[1]	New York NY GO VRDO	0.130%	12/3/20	4,040	4,040
	New York NY GO, Prere.	5.000%	10/1/21	5	5
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	7,000	8,318
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	10,035

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	13,000	15,237
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,689
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,410
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	440	447
[7]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,228
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,368
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	740	872
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	885
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,500	2,964
	New York State Dormitory Authority College & University Revenue	5.000%	9/1/26	2,355	2,479
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,098
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	650	762
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	420	507
	New York State Dormitory Authority College & University Revenue	5.000%	9/1/27	1,520	1,597
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,569
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	563
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	488
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	165
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	4,510	5,551
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,767
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,574
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,204
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	1,060
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,369
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	594
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	639
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	6,203
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	628
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,419
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,183
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,862
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,496
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	650	770
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,234
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,608
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,530	1,807
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	686
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	707
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,240
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,325	4,329
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	579
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,386
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,670	2,858
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,335	8,494
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,365	2,725
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,210	1,528
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,340	1,438
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,916
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	2,720	2,909
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	897
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	30	35
	New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	43
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	7,178

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,895
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,594
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	673
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	500	593
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,431
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	6,025	6,937
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,348
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	619
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,817
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,192
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	587
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	40	46
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	1,550	1,968
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	8,067
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	469
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	1,905	2,412
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	1,965	2,492
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	6,363
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	9,500	10,676
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,164
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	2,002
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,685
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	3,000	3,364
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,575	8,655
[8]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	500	740
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,500	2,564
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	2,000	2,111
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,398
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,621
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,342
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,625
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	11,060
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,688
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,810
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,697
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	3,000	3,339
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	3,213
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,863
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,508
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	975	1,594
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	8,000	9,200
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	15,255	25,139
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,925
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,554
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,327
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	6,191
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	7,465	8,871
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,752
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,300
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,075
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,075

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,188
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	395	422
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	5,110	5,774
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	11/1/21	285	298
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,901
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,762
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,520
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,498
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,463
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,226
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,421
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	14,529
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	33
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	33
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,461
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,825
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	584
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,168
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	584
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,465
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	2,109
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	566
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	769
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,885	2,222
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	949
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,400	1,707
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,080	2,438
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	847

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,921
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,573
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	9,487
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,805
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,010	1,283
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,215	3,947
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	600
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,165	2,514
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	647
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,652
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	538
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,537
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	780	941
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,425
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	645	768
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,550	2,941
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	748
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	886
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,348
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	404
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	829
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,500	4,025
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,595	2,712
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	400	474
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,753
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,174
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	974
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,510

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,120
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,420	1,655
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,617
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,166
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	588
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,457
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	458
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,277
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	751
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,143
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,565
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,705	1,919
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,420	3,802
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	339
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,156
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	796
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,200	2,470
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,475	4,963
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	675
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	701
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,185
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,305	1,460
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	616
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	725
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,088
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,456
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	6,092

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,050	2,311
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,807
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	3,900	4,294
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	12,998
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,209
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,000	11,439
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,800	7,438
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	14,150	16,130
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,000	2,251
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,380
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	12/2/20	9,175	9,175
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,788
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,646
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	6,401
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	7,057
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,130	11,345
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,199
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,808
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,175
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	6,128
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	2,122
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	5,000	5,738
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	6,216
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	4,259
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,726
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,781
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,260
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,000	3,514
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	5,124
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	6,117
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,641
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,190
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,578
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	7,860	9,705
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	5,400	6,577
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,644
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	4,670	5,549
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	7,720	9,384
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,664
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	4,177
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,370
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,841
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,803
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	3,000	3,547
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,794
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,626

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	611
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,795
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	4,230	4,919
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,860
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,413
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,852
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	3,173
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,799
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	13
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,908
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	6,183
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,301
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,260
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,724
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,948
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	872
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	11,211
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,161
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,160
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,159
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,747
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,164
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	7,000	8,757
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	715
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	636
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,602
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,458
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,230
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	743
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,058
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/48	1,350	1,374
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,633
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,410
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,419
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,262
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,621

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	2,500	3,135
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,110	1,387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	515
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	10,209
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	3,012
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	8,225	9,761
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,673
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,724
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,665
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,946
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,074
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,157
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,306
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,927
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	6,059
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,228
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	8,425
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,600
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	9,030
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,411
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,639
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,252
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	6,235
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,579
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	12,148
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,826
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,350	17,390
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,941
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,483
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,678
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,672
	New York State Dormitory AuthorityIncome Tax Revenue	3.000%	3/15/49	3,225	3,421
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	1,000	1,121
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	870	1,016
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,610	1,955
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	2,515	3,192
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,938
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	5,056
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	4,145	4,746
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,268
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,500	3,147
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	3,000	3,670
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,884
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,261
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,548
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,752
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,626
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/41	1,000	1,247
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	14,013
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/42	1,000	1,244
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/44	2,220	2,864
	New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,781
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	6,500	7,673

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	5,700	5,769
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,237
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,099
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	1,340	1,498
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,091
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,092
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,526
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,249
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,593
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,573
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,852
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,981
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,805
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,630
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	8,338
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,564
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	4,152
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	6,171
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,779
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,459
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	3,117
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	2,026
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,427
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,451
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	6,020
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,528
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,230
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,340	2,772
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,699
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,819
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,465
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	2,500	2,913
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,900
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	276
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,887
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,947
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,880
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,500	2,927

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,425	11,893
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,486
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	4,620
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	5,000	5,812
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,199
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	11,335
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,308
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,700	6,592
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,637
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,583
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,651
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,303
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	7,400	8,597
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,504
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	4,159
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,710
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	4,002
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,664
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,389
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,971
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,236
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	4,201
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,400	2,606
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,922
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,786
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,219
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,500	3,233
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	10,000	10,888
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	3,000	3,859
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	9,500	11,189
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/47	5,000	6,393
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,699
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	5,000	5,854
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,295
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.130%	12/3/20	15,400	15,400
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	175	223
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,178
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	4,114
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	6,340
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	339
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,913
[4]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,211
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	511
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,177
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,173
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,168

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,297
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/32	1,000	1,042
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/42	1,855	1,920
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	595
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	626
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	360
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	654
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	359
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	688
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	490
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	718
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	471
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	406
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	323
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	326
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	296
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	375
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	321
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,130
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	507
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	533
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	503
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	636
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	701
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,120
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,279
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/30	1,095	1,488
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,351
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/33	1,500	2,000

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/34	1,000	1,331
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	2,465	2,450
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	2,000	1,875
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	11,665	14,816
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	9,012
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,143
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,269
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,638
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,421
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	4,218
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	315	402
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	2,073
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,463
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,265	5,282
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,000	1,206
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,402
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,592
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,993
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	2,036
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	4,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,000	15,091
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	3,000	3,646
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	9,998
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	2,785	3,224
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,569
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,653
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	6,118

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,000	10,388
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	7,750	8,953
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,349
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,378
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	13,884
[2]	Rockland County NY GO	3.000%	6/15/31	2,955	3,201
[2]	Rockland County NY GO	3.000%	6/15/32	2,815	3,026
[2]	Rockland County NY GO	3.000%	6/15/33	2,970	3,200
[2]	Rockland County NY GO	3.000%	6/15/35	3,105	3,329
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	2,800	3,272
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	278
[9]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	750	952
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	220
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	282
[9]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	1,225	1,538
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	282
[9]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/36	1,335	1,531
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	624
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	648
[9]	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,643
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	372
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,791
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	2,229
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,357
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,504
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/50	2,250	2,586
[2]	Schenectady NY GO	3.000%	5/1/31	635	691
[2]	Schenectady NY GO	3.000%	5/1/32	1,205	1,304
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	370
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	785
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	533
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	974

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,769
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	637
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,407
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	310	316
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	241
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	266
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	268
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,698
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	14,180	14,511
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,383
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	818
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,110
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,195
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	1,570	1,613
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,000	8,399
[2]	Suffolk County NY GO	5.000%	10/15/26	1,150	1,421
[4]	Suffolk County NY GO	4.000%	10/15/27	4,900	5,850
[2]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,826
[4]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,575
[4]	Suffolk County NY GO	4.000%	4/1/30	4,420	5,139
[4]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,314
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	633
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,675	2,767
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/37	3,300	3,421
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	860
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	591
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/36	1,000	1,178
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,199
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,398
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,162
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,780
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,565
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,274
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	850

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	586
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,384
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,604
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	5,000	6,962
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,725
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	182
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,540	1,901
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,338
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,957
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,367
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,895
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	2,500	3,320
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,010	6,124
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,950
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,207
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,660
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,525	2,913
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,735
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,566
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,675	9,406
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	12,330
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,780
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,670
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	5,835	7,010
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	2,000	2,113
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	10,000	11,380
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,793
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	9,000	11,580
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	13,735	16,023
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,744
[1,3]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.150%	12/3/20	14,000	14,000
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,102
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,326
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,171
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,595
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,090
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,509
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,312
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,736
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	7,249
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	6,153
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,225	6,364
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	2,078
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,993
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,168
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,068
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,270
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	10,968
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,352
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,885
[10]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	23,700	28,754

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	3,010	3,797
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	3,015	3,798
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	22,400	25,220
Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,150	16,359
Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,295
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	600	612
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	421
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	461
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	389
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	541
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	290	332
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	270	308
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,205
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	280	319
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,159
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	568
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,154
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	224
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,846
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	1,755	1,820
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	610
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,825	24,094
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,430
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	1,555	1,628
Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,378
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	2,500	2,609
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.500%	11/1/21	75	78
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	11,715	12,226

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,810	1,889
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	3,019
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	847
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,466
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	200	214
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	420	471
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	703
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	465	509
				5,158,893
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,121
Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	545
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	1,000	1,032
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	7,127
				9,825
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,082	1,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,819
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,251	14,132
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,532
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	113

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	100	108
				22,125
Total Tax-Exempt Municipal Bonds (Cost $4,858,549)				5,190,843
Total Investments (99.1%) (Cost $4,858,549)				5,190,843
Other Assets and Liabilities—Net (0.9%)				47,122
Net Assets (100%)				5,237,965
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $54,255,000, representing 1.0% of net assets.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
10	Securities with a value of $2,025,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	888	111,916	140
Short Futures Contracts
10-Year U.S. Treasury Note	March 2021	(40)	(5,527)	(9)
Long U.S. Treasury Bond	March 2021	(68)	(11,894)	(20)
Ultra Long U.S. Treasury Bond	March 2021	(174)	(37,589)	(8)
				(37)
				103

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,858,549)	5,190,843
Investment in Vanguard	219
Cash	60
Receivables for Investment Securities Sold	41
Receivables for Accrued Income	51,992
Receivables for Capital Shares Issued	5,620
Variation Margin Receivable—Futures Contracts	32
Other Assets	99
Total Assets	5,248,906
Liabilities
Payables for Investment Securities Purchased	5,586
Payables for Capital Shares Redeemed	2,136
Payables for Distributions	2,969
Payables to Vanguard	250
Total Liabilities	10,941
Net Assets	5,237,965
At November 30, 2020, net assets consisted of:

Paid-in Capital	4,872,859
Total Distributable Earnings (Loss)	365,106
Net Assets	5,237,965

Investor Shares—Net Assets
Applicable to 42,039,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	512,948
Net Asset Value Per Share—Investor Shares	$12.20

Admiral Shares—Net Assets
Applicable to 387,250,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,725,017
Net Asset Value Per Share—Admiral Shares	$12.20

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	148,921
Total Income	148,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	526
Management and Administrative—Investor Shares	767
Management and Administrative—Admiral Shares	3,365
Marketing and Distribution—Investor Shares	70
Marketing and Distribution—Admiral Shares	257
Custodian Fees	17
Auditing Fees	32
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	3
Total Expenses	5,053
Net Investment Income	143,868
Realized Net Gain (Loss)
Investment Securities Sold	44,718
Futures Contracts	(2,054)
Realized Net Gain (Loss)	42,664
Change in Unrealized Appreciation (Depreciation)
Investment Securities	36,290
Futures Contracts	96
Change in Unrealized Appreciation (Depreciation)	36,386
Net Increase (Decrease) in Net Assets Resulting from Operations	222,918

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,868	148,285
Realized Net Gain (Loss)	42,664	14,919
Change in Unrealized Appreciation (Depreciation)	36,386	263,684
Net Increase (Decrease) in Net Assets Resulting from Operations	222,918	426,888
Distributions[1]
Investor Shares	(16,357)	(15,852)
Admiral Shares	(145,135)	(141,963)
Total Distributions	(161,492)	(157,815)
Capital Share Transactions
Investor Shares	(42,847)	97,822
Admiral Shares	21,321	449,655
Net Increase (Decrease) from Capital Share Transactions	(21,526)	547,477
Total Increase (Decrease)	39,900	816,550
Net Assets
Beginning of Period	5,198,065	4,381,515
End of Period	5,237,965	5,198,065
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.01	$11.34	$11.71	$11.49	$11.84
Investment Operations
Net Investment Income	.327[1]	.354[1]	.369[1]	.372[1]	.384
Net Realized and Unrealized Gain (Loss) on Investments	.231	.696	(.314)	.282	(.343)
Total from Investment Operations	.558	1.050	.055	.654	.041
Distributions
Dividends from Net Investment Income	(.326)	(.355)	(.369)	(.372)	(.380)
Distributions from Realized Capital Gains	(.042)	(.025)	(.056)	(.062)	(.011)
Total Distributions	(.368)	(.380)	(.425)	(.434)	(.391)
Net Asset Value, End of Period	$12.20	$12.01	$11.34	$11.71	$11.49
Total Return[2]	4.73%	9.37%	0.48%	5.76%	0.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$513	$550	$425	$464	$460
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.73%	3.00%	3.21%	3.18%	3.18%
Portfolio Turnover Rate	34%	15%	18%	16%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.01	$11.34	$11.71	$11.49	$11.84
Investment Operations
Net Investment Income	.337[1]	.364[1]	.378[1]	.384[1]	.396
Net Realized and Unrealized Gain (Loss) on Investments	.230	.695	(.314)	.282	(.343)
Total from Investment Operations	.567	1.059	.064	.666	.053
Distributions
Dividends from Net Investment Income	(.335)	(.364)	(.378)	(.384)	(.392)
Distributions from Realized Capital Gains	(.042)	(.025)	(.056)	(.062)	(.011)
Total Distributions	(.377)	(.389)	(.434)	(.446)	(.403)
Net Asset Value, End of Period	$12.20	$12.01	$11.34	$11.71	$11.49
Total Return[2]	4.82%	9.46%	0.56%	5.87%	0.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,725	$4,648	$3,956	$3,929	$3,527
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.81%	3.08%	3.29%	3.28%	3.28%
Portfolio Turnover Rate	34%	15%	18%	16%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New York Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $219,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,190,843	—	5,190,843
Derivative Financial Instruments
Assets
Futures Contracts[1]	32	—	—	32
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

New York Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,776
Total Distributable Earnings (Loss)	(3,776)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,255
Undistributed Tax-Exempt Income	2,964
Undistributed Long-Term Gains	35,695
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	323,161
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	143,344	148,228
Ordinary Income*	5,621	—
Long-Term Capital Gains	12,527	9,587
Total	161,492	157,815
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,867,682
Gross Unrealized Appreciation	327,990
Gross Unrealized Depreciation	(4,829)
Net Unrealized Appreciation (Depreciation)	323,161

New York Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2020, the fund purchased $1,928,426,000 of investment securities and sold $1,711,929,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $309,930,000 and $557,240,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	166,458	13,862	183,561	15,618
Issued in Lieu of Cash Distributions	13,956	1,162	13,479	1,141
Redeemed	(223,261)	(18,800)	(99,218)	(8,432)
Net Increase (Decrease)—Investor Shares	(42,847)	(3,776)	97,822	8,327
Admiral Shares
Issued	888,264	74,143	934,741	79,570
Issued in Lieu of Cash Distributions	105,332	8,766	102,567	8,688
Redeemed	(972,275)	(82,557)	(587,653)	(50,257)
Net Increase (Decrease)—Admiral Shares	21,321	352	449,655	38,001
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2020, the related statements of operations for the year ended November 30, 2020, the statements of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2020 and each of the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 14, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard New York Tax-Exempt Funds
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The Long-Term Tax-Exempt Fund distributed $15,750,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Each fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NY Municipal Bond Index (Index or Bloomberg Barclays Index.)
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New York Tax-Exempt Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New York Tax-Exempt Funds. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New York Tax-Exempt Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New York Tax-Exempt Funds or the owners of the New York Tax-Exempt Funds.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New York Tax-Exempt Funds. Investors acquire the New York Tax-Exempt Funds from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New York Tax-Exempt Funds. The New York Tax-Exempt Funds is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New York Tax-Exempt Funds or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New York Tax-Exempt Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Tax-Exempt Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New York Tax-Exempt Funds or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New York Tax-Exempt Funds.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New York Tax-Exempt Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New York Tax-Exempt Funds, investors or other third parties.
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© 2021 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q760 012021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2020: $59,000
Fiscal Year Ended November 30, 2019: $62,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2020: $10,761,407
Fiscal Year Ended November 30, 2019: $9,568,215*

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2020: $2,915,863
Fiscal Year Ended November 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2020: $247,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2020: $115,000
Fiscal Year Ended November 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2020: $362,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard New York Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard New York Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Vanguard New York Tax-Free Funds

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.